Business developments - Share transactions (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Subsidiary, Sale of Stock [Line Items]
Issuances of common shares	SFr 0	SFr 0